                              FBR FAMILY OF FUNDS

                                 -------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                                [FBR FUNDS LOGO]

                               SEMIANNUAL REPORT
                                 APRIL 30, 2001

FBR FAMILY OF FUNDS

4922 Fairmont Avenue
Bethesda, MD 20814

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                       SEMIANNUAL LETTER TO SHAREHOLDERS

                                                                    May 31, 2001

Dear Fellow Shareholder:

    Every investor is well aware that volatility is a natural part of investing. Since 1900, the stock market has corrected 10% or more at least 52 times. We firmly believe in managing risk and volatility through sector investing. Sectors such as technology and telecommunications, which led the financial markets to all-time highs, have struggled recently. Meanwhile, other market segments, such as financial services, real estate, energy and small-cap value, have outperformed those sectors. Exposure to several market sectors which do not respond in concert to certain economic conditions, not only reduces short-term risk, it also provides an opportunity to enhance long-term returns.

    We are pleased to bring you the 2001 semiannual report for the FBR Family of Funds (the "Trust"). The Trust operates under an October 31 fiscal year end. Consequently, this semiannual report presents the Trust's operations and compares the performance for each of the Trust's four funds with their appropriate benchmarks for the period ending April 30, 2001.

    The average annual returns since inception (01/03/97)(1) of the FBR Financial Services Fund ("Financial Services") and the FBR Small Cap Financial Services Fund ("Small Cap Financial")(2) were 15.50% and 15.22%, respectively, compared to 14.15%, 8.38% and 14.65% for the same time period for the S&P 500, Russell 2000 and the Lipper Financial Services Index, respectively.(3) Financial Services and Small Cap Financial also performed well against their peers. According to Lipper Analytical Services, for the year ended April 30, 2001, Small Cap Financial and Financial Services were ranked number one and three, respectively, based on total return out of a universe of 81 financial services funds.

    The average annual return since inception (01/03/97)(1) of the FBR Small Cap Value Fund ("Small Cap Value")(4) was 13.95% while its benchmarks, the Russell 2000 returned 8.38% and the Lipper Small Cap Value Index returned 10.34% for the same period.(3) The FBR Realty Growth Fund's ("Realty Growth")(5) average annual return since inception (07/03/95)(1) was 8.34% versus the NAREIT Total Return Index return of 10.13% and the S&P 500's total return of 17.08% for the same time period.(3)

    As we have previously communicated to you, on April 1, 2001 Friedman, Billings, Ramsey Group, Inc. acquired Bethesda, Md.-based Rushmore Trust and Savings, FSB, (the Trust's administrator, custodian and transfer agent) and its parent company Money Management Associates LP ("MMA"). MMA serves as investment advisor to six mutual fund portfolios with assets under management of approximately $900 million. You can obtain additional information on these expanded product offerings by contacting us.

    We hope you find this report helpful in evaluating your investment in the Trust. As always, we welcome the opportunity to discuss our funds with you. As we continually strive to improve all aspects of our business, feel free to contact us with any questions or concerns that you may have. To receive a free copy of the FBR Family of Funds prospectus please call our marketing representatives at (888) 888-0025. Please read the prospectus before you invest. To discuss issues related to your particular account, contact our shareholder services representatives at (800) 821-3460.

    Sincerely,

/s/ David H. Ellison
David H. Ellison

Managing Director, FBR Fund Advisers, Inc.

----------------

    (1)Represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements during this time period. Without waivers and related reimbursements, total returns would have been lower.

    (2)Fund investments are focused in the financial services industry, which may be adversely affected by regulatory or other market conditions, such as rising interest rates.

    (3)The indices are unmanaged and unlike the FBR Family of Funds have no management fees or operating cost that reduce reported returns. The volatility and other risk characteristics for the fund will differ from the volatility and risk characteristics of the indices.

    (4)The non-diversified nature of the Small Cap Value Fund may subject investors to greater volatility than other diversified funds. Small capitalization stocks as a group may not respond to market rallies or downturns as much as other types of equity securities.

    (5)Investments in real estate companies and REITs may be adversely affected by a decline in value of real estate assets, fluctuations in interest rates, credit quality trends and cash flow on underlying assets. Certain REITs have relatively small market capitalizations and, therefore, may not respond to market rallies or downturns as much as other types of equity securities.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DOLLARS

                                               LIPPER FINANCIAL
               FBR FINANCIAL      S&P 500          SERVICES
               SERVICES FUND  COMPOSITE INDEX     FUND INDEX
Jan. 3, 1997         $10,000          $10,000           $10,000
Apr. 30, 1997        $10,567          $10,777           $11,006
Oct. 31, 1997        $13,358          $12,410           $13,678
Apr. 30, 1998        $16,649          $15,198           $16,756
Oct. 31, 1998        $14,309          $15,136           $14,438
Apr. 30, 1999        $16,065          $18,511           $17,172
Oct. 31, 1999        $15,282          $19,017           $16,267
Apr. 30, 2000        $12,487          $20,379           $14,637
Oct. 31, 2000        $16,231          $20,170           $18,230
Apr. 30, 2001        $18,651          $17,733           $18,075

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                            ONE YEAR ENDED   AVERAGE
                                            APRIL 30, 2001   ANNUAL(3)
                                               -------        -----
    FBR Financial Services Fund(1)(2)......      49.37%       15.50%
    S&P 500 Composite Index(1).............    (12.99)        14.15
    Lipper Financial Services Fund Index...      23.50        14.65

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3) For the period January 3, 1997 (commencement of investment operations) through April 30, 2001. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DOLLARS

               FBR SMALL CAP   RUSSELL 2000    LIPPER FINANCIAL
               FINANCIAL FUND     INDEX       SERVICES FUND INDEX
Jan. 3, 1997          $10,000       $10,000                $10,000
Apr. 30, 1997         $10,617        $9,604                $11,006
Oct. 31, 1997         $14,608       $12,213                $13,678
Apr. 30, 1998         $17,081       $13,695                $16,756
Oct. 31, 1998         $13,150       $10,791                $14,438
Apr. 30, 1999         $13,662       $12,437                $17,172
Oct. 31, 1999         $13,701       $12,404                $16,267
Apr. 30, 2000         $12,246       $14,745                $14,637
Oct. 31, 2000         $15,421       $14,582                $18,230
Apr. 30, 2001         $18,457       $14,165                $18,075

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                            ONE YEAR ENDED   AVERAGE
                                            APRIL 30, 2001   ANNUAL(3)
                                               ------         -----
    FBR Small Cap Financial Fund(1)(2).....     50.72%        15.22%
    Russell 2000 Index(1)..................    (2.86)          8.38
    Lipper Financial Services Fund
    Index(1)...............................     23.50         14.65

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3) For the period January 3, 1997 (commencement of investment operations) through April 30, 2001. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DOLLARS

                                            LIPPER
               FBR SMALL CAP   RUSSELL     SMALL CAP
                VALUE FUND    2000 INDEX  VALUE INDEX
Jan. 3, 1997         $10,000     $10,000      $10,000
Apr. 30, 1997         $9,750      $9,604       $9,980
Oct. 31, 1997        $13,917     $12,213      $12,724
Apr. 30, 1998        $15,751     $13,695      $14,177
Oct. 31, 1998        $12,585     $10,791      $11,183
Apr. 30, 1999        $15,248     $12,437      $11,740
Oct. 31, 1999        $14,629     $12,404      $11,432
Apr. 30, 2000        $17,396     $14,745      $12,603
Oct. 31, 2000        $17,202     $14,582      $13,608
Apr. 30, 2001        $17,592     $14,165      $15,311

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                          ONE YEAR ENDED     AVERAGE
                                          APRIL 30, 2001     ANNUAL(3)
                                              ------          -----
    FBR Small Cap Value Fund(1)(2)              1.13%         13.95%
    Russell 2000 Index(1)................     (2.86)           8.38
    Lipper Small Cap Value Index(1)......      21.49          10.34

------------------------

(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3) For the period January 3, 1997 (commencement of investment operations) through April 30, 2001. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DOLLARS

               FBR REALTY       S&P 500      NAREIT TOTAL
               GROWTH FUND  COMPOSITE INDEX  RETURN INDEX
Jul. 3, 1995       $10,000          $10,000       $10,000
Oct. 31, 1995       $9,664          $10,716       $10,303
Apr. 30, 1996      $10,495          $12,189       $11,294
Oct. 31, 1996      $12,657          $13,295       $12,962
Apr. 30, 1997      $14,779          $15,249       $14,601
Oct. 31, 1997      $17,781          $17,560       $17,081
Apr. 30, 1998      $18,953          $21,504       $17,050
Oct. 31, 1998      $14,684          $21,417       $14,560
Apr. 30, 1999      $15,501          $26,193       $14,971
Oct. 31, 1999      $14,131          $26,909       $13,336
Apr. 30, 2000      $14,496          $28,837       $14,654
Oct. 31, 2000      $13,932          $28,540       $15,647
Apr. 30, 2001      $15,952          $25,091       $17,557

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                             ONE YEAR
                                              ENDED
                                             APRIL 30,      AVERAGE
                                               2001         ANNUAL(3)
                                              -------        -----
    FBR Realty Growth Fund(1)(2)...........     10.04%        8.34%
    S&P 500 Composite Index(1).............   (12.99)        17.08
    NAREIT Total Return Index(1)...........     19.81        10.13

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations. Commencing September 21, 1998, FBR Fund Advisers, Inc. assumed the daily portfolio management responsibility for the Fund. For the period July 3, 1995 through September 18, 1998, the Fund's investment adviser was GrandView Advisers, Inc.
(3) For the period July 3, 1995 (commencement of investment operations) through April 30, 2001. Purchases made by shareholders prior to December 21, 1998, would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                 (This page has been left blank intentionally.)

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 2001 (UNAUDITED)

------------------------------------------------------------------------------
 SHARES                                                               VALUE
------------------------------------------------------------------------------
           COMMON STOCKS -- 98.1%
           BANKS COMMERCIAL -- 8.3
  75,000   Banknorth Group, Inc..................................  $ 1,484,250
  57,000   North Fork Bancorporation, Inc........................    1,513,350
                                                                   -----------
                                                                     2,997,600
                                                                   -----------
           BANKS - MONEY CENTER -- 8.4%
  27,000   Bank of America Corp..................................    1,512,000
  31,000   JP Morgan Chase & Co..................................    1,487,380
                                                                   -----------
                                                                     2,999,380
                                                                   -----------
           BANKS - SUPER REGIONAL -- 9.4%
  32,000   First Union Corp......................................      959,040
  42,000   FleetBoston Financial Corp............................    1,611,540
  13,000   Wachovia Corp.........................................      790,400
                                                                   -----------
                                                                     3,360,980
                                                                   -----------
           FINANCIAL SERVICES -- 15.0%
  16,000   Fannie Mae (Federal National Mortgage)................    1,284,160
  19,500   Freddie Mac (Federal Home Loan).......................    1,283,100
  52,000   KeyCorp...............................................    1,205,360
  16,000   Merrill Lynch & Co....................................      987,200
   5,000   Morgan Stanley Dean
             Witter & Co.........................................      323,240
   4,000   USA Education, Inc....................................      284,400
                                                                   -----------
                                                                     5,367,460
                                                                   -----------
           INSURANCE -- 26.4%
  26,000   Citigroup, Inc........................................    1,277,900
  38,000   Fidelity National Financial, Inc......................      889,580
  20,000   John Hancock Financial Services, Inc..................      743,000
  42,000   MetLife, Inc..........................................    1,218,000
  18,000   MGIC Investment Corp..................................    1,169,820
  37,000   The MONY Group, Inc...................................    1,300,920

------------------------------------------------------------------------------
 SHARES                                                               VALUE
------------------------------------------------------------------------------
           INSURANCE (CONTINUED)
  22,000   The PMI Group, Inc....................................  $ 1,414,600
  19,000   Radian Group, Inc.....................................    1,472,500
                                                                   -----------
                                                                     9,486,320
                                                                   -----------
           SAVINGS & LOANS - SAVINGS
             BANKS -- 30.6%
  35,000   Astoria Financial Corp................................    2,025,100
  44,000   Charter One Financial, Inc............................    1,289,200
   5,000   Dime Bancorp, Inc.....................................      166,750
  46,000   Golden State Bancorp, Inc.............................    1,370,800
  27,000   Golden West Financial Corp............................    1,584,900
  70,000   Washington Federal, Inc...............................    1,785,700
  36,000   Washington Mutual, Inc................................    1,797,480
  30,000   Webster Financial Corp................................      955,800
                                                                   -----------
                                                                    10,975,730
                                                                   -----------
           Total Common Stocks
             (Cost $31,549,195)..................................   35,187,470
                                                                   -----------

PRINCIPAL
  AMOUNT
----------
            SHORT-TERM INVESTMENT -- 2.6%
            REPURCHASE AGREEMENTS -- 2.6%
  $945,000  Fuji Securities, Inc.
              4.3%, dated 4/30/01, to be repurchased on 5/1/01 at
              $945,113 (Collateral: $921,857 U.S. Treasury Notes,
              6.375%, due 6/30/02, value $964,439)
              (Cost $945,000).....................................      945,000
                                                                    -----------
            Total Investments -- 100.7%
              (Cost $32,494,195)..................................   36,132,470
            Liabilities in Excess of Other Assets -- (0.7%).......     (259,926)
                                                                    -----------
            Net Assets -- 100.0%..................................  $35,872,544
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------
  SHARES                                                              VALUE
-------------------------------------------------------------------------------
            COMMON STOCKS -- 91.5%
            SAVINGS & LOANS - SAVINGS BANKS - CENTRAL -- 12.8%
    37,100  Anchor BanCorp Wisconsin, Inc........................  $    573,566
   227,800  Citizens First Bancorp, Inc.*........................     3,127,694
    52,500  First Defiance Financial Corp........................       787,500
   124,500  First Place Financial Corp...........................     1,492,755
    31,200  First SecurityFed Financial, Inc.....................       513,240
    81,000  HMN Financial, Inc...................................     1,117,800
    70,200  Jacksonville Bancorp, Inc............................     1,267,110
    65,000  Local Financial Corp.*...............................       796,250
    33,900  Logansport Financial Corp............................       417,987
   214,000  MutualFirst Financial, Inc...........................     3,017,400
    35,200  North Central Bancshares, Inc........................       711,040
                                                                   ------------
                                                                     13,822,342
                                                                   ------------
            SAVINGS & LOANS - SAVINGS BANKS -
              EAST -- 38.1%
    43,000  American Financial Holdings, Inc.....................       885,542
    59,800  Bay State Bancorp, Inc...............................     1,808,950
   145,300  Berkshire Hills Bancorp, Inc.........................     2,542,750
    66,800  BostonFed Bancorp, Inc...............................     1,397,790
    39,800  Camden National Corp.................................       620,880
   123,000  Connecticut Bancshares, Inc..........................     2,525,190
     5,000  Dime Bancorp, Inc....................................       166,750
    51,400  Dime Community Bancshares............................     1,511,160
   145,800  First Bell Bancorp, Inc..............................     2,077,650
    95,600  First Keystone Financial, Inc........................     1,137,640
   141,400  FirstFed America Bancorp, Inc........................     2,368,450
    67,500  Flushing Financial Corp..............................     1,383,750
   105,900  Granite State Bankshares, Inc........................     2,292,735
   106,500  Hingham Institution for Savings......................     2,076,750
   199,900  Lawrence Savings Bank................................     2,250,874
    57,200  Medford Bancorp, Inc.................................     1,012,440
    42,400  Northeast Pennsylvania Financial Corp................       521,520

-------------------------------------------------------------------------------
  SHARES                                                              VALUE
-------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS -
              EAST (CONTINUED)
    52,400  Parkvale Financial Corp..............................  $  1,186,860
    14,800  Patriot Bank Corp....................................       122,396
   124,200  PennFed Financial Services, Inc......................     2,426,868
   120,000  Port Financial Corp..................................     2,224,800
   192,810  Seacoast Financial Services Corp.....................     2,564,373
   132,000  Thistle Group Holdings, Co...........................     1,261,920
   256,564  Waypoint Financial Corp..............................     2,632,346
    51,500  Woronoco Bancorp, Inc................................       746,750
    94,500  WSFS Financial Corp..................................     1,247,400
                                                                   ------------
                                                                     40,994,534
                                                                   ------------
            SAVINGS & LOANS - SAVINGS BANKS -
              SOUTH -- 4.5%
   129,100  BankUnited Financial Corp.*..........................     1,402,026
   167,000  FloridaFirst Bancorp.................................     2,463,250
   138,600  Pocahontas Bancorp, Inc..............................       986,139
                                                                   ------------
                                                                      4,851,415
                                                                   ------------
            SAVINGS & LOANS - SAVINGS BANKS -
              WEST -- 25.9%
    81,800  Banner Corp..........................................     1,411,050
    55,000  Downey Financial Corp................................     2,367,200
   118,000  FirstFed Financial Corp.*............................     3,540,000
    96,500  Hawthorne Financial Corp.*...........................     1,548,825
    38,700  ITLA Capital Corp.*..................................       696,600
   136,000  Klamath First Bancorp, Inc...........................     1,819,680
    74,800  Pacific Crest Capital, Inc,..........................     1,312,740
   285,000  Pacific Union Bank*..................................     3,160,650
    58,800  PBOC Holdings, Inc...................................       588,000
   118,900  PFF Bancorp, Inc.....................................     2,574,185
   137,500  Quaker City Bancorp, Inc.*...........................     3,609,375
   121,010  Sterling Financial Corp.*............................     1,573,130
    53,500  Timberland Bancorp, Inc..............................       743,650
    36,400  Umpqua Holdings Corp.................................       363,636
   102,900  Washington Federal, Inc..............................     2,624,979
                                                                   ------------
                                                                     27,933,700
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------
  SHARES                                                              VALUE
-------------------------------------------------------------------------------
            INSURANCE -- 0.6%
    13,500  StanCorp Financial Group, Inc........................  $    617,355
                                                                   ------------
            MORTGAGE -- 9.6%
   275,500  Annaly Mortgage Management, Inc......................     3,173,760
   110,000  Anthracite Capital, Inc..............................     1,103,300
    90,500  Apex Mortgage Capital, Inc...........................       891,425
   109,600  Redwood Trust, Inc...................................     2,350,920
   200,000  Thornburg Mortgage, Inc..............................     2,780,000
                                                                   ------------
                                                                     10,299,405
                                                                   ------------
            Total Common Stocks
              (Cost $87,330,707).................................    98,518,751
                                                                   ------------

 PRINCIPAL
  AMOUNT
-----------
             SHORT-TERM INVESTMENT -- 11.2%
             REPURCHASE AGREEMENT -- 11.2%
$12,094,000  Fuji Securities, Inc.
               4.3%, dated 4/30/01, to be repurchased on 5/1/01 at
               $12,095,445 (Collateral: $11,797,820 U.S. Treasury
               Notes, 6.375%, due 6/30/02, value $12,342,781)
               (Cost $12,094,000)..................................    12,094,000
                                                                     ------------
             Total Investments -- 102.7%
               (Cost $99,424,707)..................................   110,612,751
                                                                     ------------
             Liabilities in Excess of Other Assets -- (2.7%).......    (2,941,612)
                                                                     ------------
             Net Assets -- 100.0%..................................  $107,671,139
                                                                     ============

------------------

* Non-income producing

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 2001 (UNAUDITED)

------------------------------------------------------------------------------
 SHARES                                                               VALUE
------------------------------------------------------------------------------
           COMMON STOCKS -- 91.2%
           CHEMICALS -- 2.5%
  20,000   Balchem Corp..........................................  $   279,000
                                                                   -----------
           COMMUNICATIONS -- 6.9%
  21,000   American Tower Corp., Class A*........................      562,800
   3,000   Radio One, Inc., Class A*.............................       56,370
   6,000   Radio One, Inc., Class D*.............................      103,800
   6,000   Spanish Broadcasting System, Inc.*....................       36,720
                                                                   -----------
                                                                       759,690
                                                                   -----------
           COMPUTER SERVICES -- 3.3%
  17,000   MICROS Systems, Inc.*.................................      364,140
                                                                   -----------
           DIVERSIFIED OPERATIONS -- 2.5%
      80   Berkshire Hathaway, Inc., Class B*....................      182,000
   8,500   Purina Mills, Inc.*...................................       98,430
                                                                   -----------
                                                                       280,430
                                                                   -----------
           GAMING -- 24.3%
 165,000   Penn National Gaming, Inc.*...........................    2,689,500
                                                                   -----------
           INSURANCE - PROPERTY/CASUALTY -- 23.9%
  13,500   Markel Corp.*.........................................    2,649,375
                                                                   -----------
           MANUFACTURING - SPECIALTY -- 9.9%
  69,000   II-VI, Inc.*..........................................    1,101,930
                                                                   -----------
           MEDICAL SERVICES -- 1.0%
   5,200   National Dentex Corp.*................................      111,514
                                                                   -----------
           MOTOR SPORTS -- 15.2%
  30,000   Dover Downs Entertainment, Inc........................      375,000
  10,000   International Speedway Corp., Class A.................      450,500
  19,000   International Speedway Corp., Class B.................      856,900
                                                                   -----------
                                                                     1,682,400
                                                                   -----------

------------------------------------------------------------------------------
 SHARES                                                               VALUE
------------------------------------------------------------------------------
           TRANSPORTATION -- 1.7%
  40,100   AirNet Systems, Inc.*.................................  $   192,480
                                                                   -----------
           Total Common Stocks
             (Cost $7,494,716)...................................   10,110,459
                                                                   -----------

PRINCIPAL
  AMOUNT
----------
            SHORT-TERM INVESTMENTS -- 10.7%
            REPURCHASE AGREEMENT -- 1.7%
$  191,000  Fuji Securities, Inc.
              4.3%, dated 4/30/01, to be repurchased on 5/1/01 at
              $191,023 (Collateral: $186,323 U.S. Treasury Notes,
              6.375%, due 6/30/02, value $194,929)
              (Cost $191,000).....................................      191,000
                                                                    -----------
            GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
 1,000,000  Fannie Mae Discount Note 4.5%, 5/1/01
              (Cost $999,875)                                           999,875
                                                                    -----------
            Total Short-term Investments
              (Cost $1,190,875)...................................    1,190,875
                                                                    -----------
            Total Investments -- 101.9%
              (Cost $8,685,591)...................................   11,301,334
            Liabilities in Excess of Other Assets -- (1.9%).......     (213,248)
                                                                    -----------
            Net Assets -- 100.0%..................................  $11,088,086
                                                                    ===========

------------------

* Non-income producing

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
           COMMON STOCKS -- 96.0%
           REAL ESTATE INVESTMENT TRUSTS -- 79.0%
           APARTMENTS -- 17.9%
     700   AvalonBay Communities, Inc.............................  $   31,780
   1,500   BRE Properties, Inc....................................      42,375
   1,400   Post Properties, Inc...................................      51,604
                                                                    ----------
                                                                       125,759
                                                                    ----------
           MORTGAGE -- 55.3%
   6,500   Annaly Mortgage Management, Inc........................      74,880
   4,000   Anworth Mortgage Asset Corp............................      22,800
   6,500   Apex Mortgage Capital, Inc.............................      64,025
   3,400   Hanover Capital Mortgage Holdings, Inc.................      23,800
   5,100   NovaStar Financial, Inc.*..............................      41,004
   3,400   Redwood Trust, Inc.....................................      72,930
   6,500   Thornburg Mortgage, Inc................................      90,350
                                                                    ----------
                                                                       389,789
                                                                    ----------
           SHOPPING CENTERS -- 3.0%
     500   Weingarten Realty Investors............................      21,190
                                                                    ----------
           WAREHOUSES -- 2.8%
   1,000   Cabot Industrial Trust.................................      19,470
                                                                    ----------
           Total Real Estate Investment Trusts
             (Cost $483,248)......................................     556,208
                                                                    ----------
           OTHER REAL ESTATE RELATED -- 17.0%
           COMMERCIAL SERVICES -- 2.6%
  20,000   Crescent Operating, Inc.*..............................      18,000
                                                                    ----------

-------------------------------------------------------------------------------
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
           COMMERCIAL SERVICES (CONTINUED)
           ELECTRICITY -- 4.8%
   1,700   Avista Corp............................................  $   33,830
                                                                    ----------
           TRANSPORT -- 2.6%
     600   Florida East Coast Industries, Inc. Class B............      18,000
                                                                    ----------
           TRIPLE NET LEASED -- 7.0%
   1,100   American Tower Corp., Class A*.........................      29,480
   2,000   Spectrasite Holdings, Inc.*............................      20,040
                                                                    ----------
                                                                        49,520
                                                                    ----------
           Total Other Real Estate Related
             (Cost $98,330).......................................     119,350
                                                                    ----------
           Total Common Stocks
             (Cost $581,578)......................................     675,558
                                                                    ----------
           Total Investments -- 96.0%
             (Cost $581,578)......................................     675,558
           Other Assets less Liabilities -- 4.0%..................      28,275
                                                                    ----------
           Net Assets -- 100.0%...................................  $  703,833
                                                                    ==========

------------------

* Non-income producing

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                      STATEMENTS OF ASSETS AND LIABILITIES

                           APRIL 30, 2001 (UNAUDITED)

                                                                   FBR             FBR             FBR           FBR
                                                                FINANCIAL       SMALL CAP       SMALL CAP      REALTY
                                                              SERVICES FUND   FINANCIAL FUND   VALUE FUND    GROWTH FUND
                                                              -------------   --------------   ----------    -----------
ASSETS
  Investments, at cost......................................   $32,494,195     $ 99,424,707    $ 8,685,591   $  581,578
                                                               ===========     ============    ===========   ==========
  Investments, at value.....................................   $36,132,470     $110,612,751    $11,301,334   $  675,558
  Cash......................................................           525              595          1,011      (18,509)
  Receivable for Investments Sold...........................       501,883          137,498             --       46,769
  Receivable for Fund Shares Sold...........................        13,500        1,313,535         81,101           --
  Dividend and Interest Receivable..........................        28,763           38,001             23          800
  Receivable from investment adviser........................            --               --          5,295       10,481
  Deferred organization costs and other assets..............         4,822            4,822          4,823           --
                                                               -----------     ------------    -----------   ----------
    Total assets............................................    36,681,963      112,107,202     11,393,587      715,099
                                                               -----------     ------------    -----------   ----------
LIABILITIES
  Payable for Fund shares redeemed..........................        68,466        2,865,832          5,638           --
  Payable for investments purchased.........................       685,761        1,439,891        281,000           --
  Distribution fees payable.................................         7,450           21,716          1,862          198
  Advisory fees payable.....................................        26,821           78,177          6,701          794
  Accrued expenses and other liabilities....................        20,921           30,447         10,300       10,274
                                                               -----------     ------------    -----------   ----------
    Total liabilities.......................................       809,419        4,436,063        305,501       11,266
                                                               -----------     ------------    -----------   ----------
NET ASSETS
  Capital Stock (unlimited number of shares authorized, with
   no par value)............................................    32,665,256      101,056,470      8,400,440    1,552,362
  Undistributed net investment income/(loss)................        61,470          611,473        (82,806)      (6,897)
  Accumulated net realized gain/(loss) from investments.....      (492,457)      (5,184,848)       154,709     (935,612)
  Net unrealized appreciation/depreciation on investments...     3,638,275       11,188,044      2,615,743       93,980
                                                               -----------     ------------    -----------   ----------
  Net assets applicable to shares outstanding...............   $35,872,544     $107,671,139    $11,088,086   $  703,833
                                                               ===========     ============    ===========   ==========
  Shares outstanding........................................     1,815,372        5,646,159        580,288       75,044
                                                               ===========     ============    ===========   ==========
  Net asset value, offering and redemption price per
   share....................................................        $19.76           $19.07         $19.11        $9.38
                                                               ===========     ============    ===========   ==========

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            STATEMENTS OF OPERATIONS

           FOR THE SIX MONTHS ENDED ENDED APRIL 30, 2001 (UNAUDITED)

                                                                   FBR             FBR            FBR           FBR
                                                                FINANCIAL       SMALL CAP      SMALL CAP       REALTY
                                                              SERVICES FUND   FINANCIAL FUND   VALUE FUND   GROWTH FUND
                                                              -------------   --------------   ----------   -----------
INVESTMENT INCOME
  Dividends.................................................    $  335,477      $   899,247     $  2,925     $  35,662
  Interest..................................................        51,420          448,328        2,780         2,186
                                                                ----------      -----------     --------     ---------
    Total Investment Income.................................       386,897        1,347,575        5,705        37,848
                                                                ----------      -----------     --------     ---------
EXPENSES
  Advisory fees.............................................       151,091          379,200       40,852         7,046
  Administration and accounting fees........................       120,848          174,212       60,583        61,859
  Distribution fees.........................................        41,970          105,333       11,348         1,761
  Amortization of organization expenses.....................         3,547            3,547        3,547            --
  Other Fees................................................         1,509            1,252        1,792         1,496
                                                                ----------      -----------     --------     ---------
    Total expenses before waivers and related
     reimbursements.........................................       318,965          663,544      118,122        72,162
    Less waivers and related reimbursements.................        (2,689)              --      (29,611)      (58,424)
                                                                ----------      -----------     --------     ---------
    Total expenses after waivers and related
     reimbursements.........................................       316,276          663,544       88,511        13,738
                                                                ----------      -----------     --------     ---------
  Net Investment Income (Loss)..............................        70,621          684,031      (82,806)       24,110
                                                                ----------      -----------     --------     ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investment Transactions.......     3,059,885        1,067,358      154,777      (163,742)
  Change in Net Unrealized Appreciation/
   Depreciation of Investments..............................       189,537       10,453,795      101,155       257,565
                                                                ----------      -----------     --------     ---------
  Net Gain on Investments...................................     3,249,422       11,521,153      255,932        93,823
                                                                ----------      -----------     --------     ---------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......    $3,320,043      $12,205,184     $173,126     $ 117,933
                                                                ==========      ===========     ========     =========

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                             FBR FAMILY OF FUNDS
                                ----------------
                      STATEMENTS OF CHANGES IN NET ASSETS

                                     FBR FINANCIAL SERVICES FUND
                                    ------------------------------
                                     FOR THE SIX    FOR THE FISCAL
                                     MONTHS ENDED     YEAR ENDED
                                    APRIL 30, 2001   OCTOBER 31,
                                     (UNAUDITED)         2000
                                    --------------  --------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)....   $     70,621    $    271,287
  Net Realized Gain (Loss) on
   Investment Transactions........      3,059,885      (3,357,456)
  Change in Net Unrealized
   Appreciation/Depreciation of
   Investments....................        189,537       3,473,762
                                     ------------    ------------
  Net Increase in Net Assets
   Resulting from Operations......      3,320,043         387,593
                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income......       (254,599)       (144,149)
  From Net Realized Gain on
   Investments....................             --        (229,257)
  Tax return of capital...........             --              --
                                     ------------    ------------
  Total Distributions to
   Shareholders...................       (254,599)       (373,406)
                                     ------------    ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of
   Shares.........................     25,985,138      11,561,015
  Reinvestment of Distributions...        248,803         365,099
  Cost of Shares Redeemed.........    (19,019,798)    (17,028,800)
                                     ------------    ------------
  Net Increase (Decrease) in Net
   Assets Resulting from Share
   Transactions...................      7,214,143      (5,102,686)
                                     ------------    ------------
  Total Increase (Decrease) in Net
   Assets.........................     10,279,587      (5,088,499)

Net Assets -- Beginning of
 Period...........................     25,592,957      30,681,456
                                     ------------    ------------
Net Assets -- End of Period.......   $ 35,872,544    $ 25,592,957
                                     ============    ============
SHARES ISSUED AND REDEEMED:
  Sold............................      1,345,440         785,453
  Issued in Reinvestment of
   Distributions..................         13,150          27,267
  Redeemed*.......................     (1,019,132)     (1,186,387)
                                     ------------    ------------
  Net Increase (Decrease) in
   Shares.........................        339,458        (373,667)
                                     ============    ============

------------------

  * There is a 1% redemption fee on fund shares redeemed which have been held 90 days or less. For the year ended October 31, 2000, these fees were $86,428, $207,736, $384 and $15 for Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realthy Growth Fund, respectively. For the six months ended April 30, 2001, these fees were $86,827, $191,517, $39 and $3,774 for Financial Services Fund, Small Cap Financial Fund, Small Cap Value and Realth Growth Fund, respectively.

The accompanying notes are an integral part of the financial statements.

                                     FBR SMALL CAP FINANCIAL FUND      FBR SMALL CAP VALUE FUND         FBR REALTY GROWTH FUND
                                    ------------------------------  ------------------------------  ------------------------------
                                     FOR THE SIX    FOR THE FISCAL   FOR THE SIX    FOR THE FISCAL   FOR THE SIX    FOR THE FISCAL
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                    APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,
                                     (UNAUDITED)         2000        (UNAUDITED)         2000        (UNAUDITED)         2000
                                    --------------  --------------  --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)....   $    684,031    $    237,432    $   (82,806)    $  (208,496)    $    24,110      $   56,995
  Net Realized Gain (Loss) on
   Investment Transactions........      1,067,358      (3,043,019)       154,777         462,774        (163,742)       (266,395)
  Change in Net Unrealized
   Appreciation/Depreciation of
   Investments....................     10,453,795       5,699,811        101,155       2,032,070         257,565         187,244
                                     ------------    ------------    -----------     -----------     -----------      ----------
  Net Increase in Net Assets
   Resulting from Operations......     12,205,184       2,894,224        173,126       2,286,348         117,933         (22,156)
                                     ------------    ------------    -----------     -----------     -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income......       (321,862)        (34,344)            --              --         (24,533)        (64,231)
  From Net Realized Gain on
   Investments....................             --              --       (333,852)             --              --              --
  Tax return of capital...........             --              --             --              --              --          (9,629)
                                     ------------    ------------    -----------     -----------     -----------      ----------
  Total Distributions to
   Shareholders...................       (321,862)        (34,344)      (333,852)             --         (24,533)        (73,860)
                                     ------------    ------------    -----------     -----------     -----------      ----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of
   Shares.........................    109,029,467      55,152,484      1,321,226         728,316         495,366         280,238
  Reinvestment of Distributions...        314,531          32,984        327,957              --          22,136          65,513
  Cost of Shares Redeemed.........    (60,869,329)    (43,373,057)      (679,791)     (6,558,391)     (1,349,001)       (502,445)
                                     ------------    ------------    -----------     -----------     -----------      ----------
  Net Increase (Decrease) in Net
   Assets Resulting from Share
   Transactions...................     48,474,669      11,812,411        969,392      (5,830,075)       (831,499)       (156,694)
                                     ------------    ------------    -----------     -----------     -----------      ----------
  Total Increase (Decrease) in Net
   Assets.........................     60,357,991      14,672,291        808,666      (3,543,727)       (738,099)       (252,710)

Net Assets -- Beginning of
 Period...........................     47,313,148      32,640,857     10,279,420      13,823,147       1,441,932       1,694,642
                                     ------------    ------------    -----------     -----------     -----------      ----------
Net Assets -- End of Period.......   $107,671,139    $ 47,313,148    $11,088,086     $10,279,420     $   703,833      $1,441,932
                                     ============    ============    ===========     ===========     ===========      ==========
SHARES ISSUED AND REDEEMED:
  Sold............................      6,051,380       3,622,116         70,358          38,437          55,744          33,096
  Issued in Reinvestment of
   Distributions..................         18,733           2,510         21,077              --           2,659           7,551
  Redeemed*.......................     (3,374,640)     (2,963,548)       (39,368)       (345,343)       (156,464)        (58,890)
                                     ------------    ------------    -----------     -----------     -----------      ----------
  Net Increase (Decrease) in
   Shares.........................      2,695,473         661,078         52,067        (306,906)        (98,061)        (18,243)
                                     ============    ============    ===========     ===========     ===========      ==========

                                   [FBR LOGO]
                             FBR FAMILY OF FUNDS
                                ----------------

                              FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                    NET                                   NET                         DISTRIBUTIONS
                                   ASSET                             REALIZED AND       DIVIDENDS       FROM NET
                                  VALUE,              NET             UNREALIZED        FROM NET        REALIZED
                                 BEGINNING        INVESTMENT        GAIN/(LOSS) ON     INVESTMENT        CAPITAL
                                 OF PERIOD     INCOME/(LOSS)*(1)    INVESTMENTS*(2)      INCOME           GAINS
                                -----------    -----------------    ---------------    -----------    -------------
FBR FINANCIAL SERVICES FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............      $17.34             $ 0.03             $ 2.55           $(0.16)              --
  For the fiscal year ended
   October 31, 2000.........       16.59               0.18               0.78            (0.08)           (0.13)
  For the fiscal year ended
   October 31, 1999.........       16.94               0.09               0.97            (0.12)           (1.29)
  For the fiscal year ended
   October 31, 1998.........       16.03               0.10               1.04            (0.04)           (0.19)
  For the period January 3,
   1997** through October
   31, 1997.................       12.00               0.04               3.99               --               --

FBR SMALL CAP FINANCIAL FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............       16.03               0.12               3.02            (0.10)              --
  For the fiscal year ended
   October 31, 2000.........       14.26               0.08               1.71            (0.02)              --
  For the fiscal year ended
   October 31, 1999.........       15.62               0.02               0.62            (0.07)           (1.93)
  For the fiscal year ended
   October 31, 1998.........       17.53               0.08              (1.81)           (0.03)           (0.15)
  For the period January 3,
   1997** through October
   31, 1997.................       12.00               0.02               5.51               --               --

FBR SMALL CAP VALUE FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............       19.46              (0.14)              0.44               --            (0.65)
  For the fiscal year ended
   October 31, 2000.........       16.55              (0.39)              3.30               --               --
  For the fiscal year ended
   October 31, 1999.........       14.67              (0.27)              2.58               --            (0.43)
  For the fiscal year ended
   October 31, 1998.........       16.70              (0.08)             (1.46)              --            (0.49)
  For the period January 3,
   1997** through October
   31, 1997.................       12.00              (0.05)              4.75               --               --

FBR REALTY GROWTH FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............        8.33               0.23               0.98            (0.16)              --
  For the fiscal year ended
   October 31, 2000.........        8.86               0.29              (0.40)           (0.36)              --
  For the fiscal year ended
   October 31, 1999.........        9.68               0.47              (0.81)           (0.35)              --
  For the period April 1,
   1998*** through October
   31, 1998.................       14.51               0.22              (3.57)           (0.13)           (1.35)
  For the fiscal year ended
   March 31, 1998...........       12.69               0.11               3.00            (0.11)           (1.18)
  For the fiscal year ended
   March 31, 1997...........       10.09               0.33               4.14            (0.33)           (1.53)
  For the period July 3,
   1995** through March 31,
   1996.....................       10.00               0.20               0.36            (0.20)           (0.22)

------------------------

  * Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
 **  Commencement of investment operations
*** Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998.
(1)  Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4)  Annualized

The accompanying notes are an integral part of the financial statements.


                                                     NET                             NET                         RATIO OF NET
                                DISTRIBUTIONS       ASSET                          ASSETS,         RATIO OF       INVESTMENT
                                  FROM TAX         VALUE,          TOTAL           END OF         EXPENSES TO    INCOME/(LOSS)
                                  RETURN OF        END OF       INVESTMENT         PERIOD         AVERAGE NET     TO AVERAGE
                                   CAPITAL         PERIOD        RETURN(3)     (000'S OMITTED)     ASSETS(1)     NET ASSETS(1)
                                -------------    -----------    -----------    ---------------    -----------    -------------
FBR FINANCIAL SERVICES FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............            --         $19.76           14.91%         $35,873            1.88%(4)        0.42%(4)
  For the fiscal year ended
   October 31, 2000.........            --          17.34            6.21           25,593            1.92            1.15
  For the fiscal year ended
   October 31, 1999.........            --          16.59            6.80           30,681            1.88            0.43
  For the fiscal year ended
   October 31, 1998.........            --          16.94            7.12           50,720            1.65            0.61
  For the period January 3,
   1997** through October
   31, 1997.................            --          16.03           33.58           23,985            1.65(4)         0.57(4)

FBR SMALL CAP FINANCIAL FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............            --          19.07           19.69          107,671            1.57(4)         1.62(4)
  For the fiscal year ended
   October 31, 2000.........            --          16.03           12.56           47,313            1.90            0.84
  For the fiscal year ended
   October 31, 1999.........            --          14.26            4.19           32,641            1.89            0.12
  For the fiscal year ended
   October 31, 1998.........            --          15.62           (9.99)          55,475            1.63            0.35
  For the period January 3,
   1997** through October
   31, 1997.................            --          17.53           46.08           43,362            1.65(4)         0.57(4)

FBR SMALL CAP VALUE FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............            --          19.11            2.27           11,088            1.95(4)        (1.82)(4)
  For the fiscal year ended
   October 31, 2000.........            --          19.46           17.58           10,279            1.95           (1.71)
  For the fiscal year ended
   October 31, 1999.........            --          16.55           16.24           13,823            1.92           (1.46)
  For the fiscal year ended
   October 31, 1998.........            --          14.67           (9.57)          15,646            1.65           (0.81)
  For the period January 3,
   1997** through October
   31, 1997.................            --          16.70           39.17            8,269            1.65(4)        (0.79)(4)

FBR REALTY GROWTH FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............            --           9.38           14.50              704            1.95(4)         3.44(4)
  For the fiscal year ended
   October 31, 2000.........         (0.06)          8.33           (1.41)           1,442            1.97            3.62
  For the fiscal year ended
   October 31, 1999.........         (0.13)          8.86           (3.77)           1,695            2.00            4.68
  For the period April 1,
   1998*** through October
   31, 1998.................            --           9.68          (21.14)           2,287            2.00(4)         2.98(4)
  For the fiscal year ended
   March 31, 1998...........            --          14.51           24.80            2,376            2.00            0.59
  For the fiscal year ended
   March 31, 1997...........         (0.01)         12.69           45.12            1,158            1.89            3.12
  For the period July 3,
   1995** through March 31,
   1996.....................         (0.05)         10.09            5.70              182            2.00(4)         3.62(4)

                              INCREASE/(DECREASE)
                                 REFLECTED IN
                                EXPENSE RATIOS
                                    AND NET
                                  INVESTMENT
                                 INCOME/(LOSS)
                                DUE TO WAIVERS        PORTFOLIO
                                  AND RELATED         TURNOVER
                                REIMBURSEMENTS          RATE
                              -------------------    -----------
FBR FINANCIAL SERVICES FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............           0.01%(4)          70.49%
  For the fiscal year ended
   October 31, 2000.........           0.27             110.88
  For the fiscal year ended
   October 31, 1999.........           0.34              70.25
  For the fiscal year ended
   October 31, 1998.........           0.22             105.58
  For the period January 3,
   1997** through October
   31, 1997.................           1.42(4)           49.68
FBR SMALL CAP FINANCIAL FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............             --               8.75
  For the fiscal year ended
   October 31, 2000.........           0.23              81.74
  For the fiscal year ended
   October 31, 1999.........           0.29              25.00
  For the fiscal year ended
   October 31, 1998.........           0.14              94.23
  For the period January 3,
   1997** through October
   31, 1997.................           1.43(4)           35.41
FBR SMALL CAP VALUE FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............           0.65(4)            6.59
  For the fiscal year ended
   October 31, 2000.........           1.01               3.45
  For the fiscal year ended
   October 31, 1999.........           0.54              24.45
  For the fiscal year ended
   October 31, 1998.........           0.60              78.26
  For the period January 3,
   1997** through October
   31, 1997.................           3.84(4)           42.59
FBR REALTY GROWTH FUND
  For the six months ended
   April 30, 2001
   (unaudited)..............           8.35(4)          104.42
  For the fiscal year ended
   October 31, 2000.........          11.11             133.00
  For the fiscal year ended
   October 31, 1999.........           5.97             138.65
  For the period April 1,
   1998*** through October
   31, 1998.................           3.41(4)          136.24
  For the fiscal year ended
   March 31, 1998...........           3.68             170.19
  For the fiscal year ended
   March 31, 1997...........           7.70             197.90
  For the period July 3,
   1995** through March 31,
   1996.....................          29.34(4)           44.44

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FBR Family of Funds (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of five series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Value Fund ("Small Cap Value Fund"), FBR Realty Growth Fund ("Realty Growth Fund") (each a "Fund" and collectively, the "Funds") and FBR Technology Fund. Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund are diversified portfolios and Small Cap Value Fund and FBR Technology Fund are non-diversified portfolios. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund.

Prior to December 21, 1998, the Funds offered three classes of shares which were designated as Class A, B and C shares. Effective December 21, 1998, the Funds' Class B and C shares (except for the Realty Growth Fund) were converted to Class A shares, which have been redesignated as fund shares. As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund commenced investment operations on January 3, 1997. Realty Growth Fund commenced investment operations on September 18, 1998. Currently, shares of the FBR Technology Fund are not being offered. However, a registration statement relating to these securities filed with the Securities and Exchange Commission is effective but has yet to commence its public offering.

Investment operations of the Realty Growth Fund were constituted pursuant to an Agreement and Plan of Reorganization (the "Reorganization Plan"), which included the liquidation and termination of the GrandView-SM- Realty Growth Fund and the GrandView-SM- S&P-Registered Trademark- REIT Index Fund (collectively the "GrandView Funds"). The Reorganization Plan was consummated on September 18, 1998, with each shareholder of the GrandView Funds receiving on such date that number of shares of the Realty Growth Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the GrandView Funds. Shareholders in the GrandView Funds received Class A shares, which have been redesignated as fund shares, of the Realty Growth Fund. The GrandView-SM- Realty Growth Fund's historical financial data is presented as part of the Realty Growth Fund's financial statements, as the objectives and adviser of the GrandView-SM- Realty Growth Fund continue under the Realty Growth Fund.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on January 3, 1997, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778 and 2,778 fund shares, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR") on December 16, 1996. Prior to commencing investment operations on September 18, 1998, the Realty Growth Fund did not have any transactions other than those relating to organizational matters and

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) the sale of three fund shares to FBR Fund Advisers, Inc. (the "Adviser") on September 15, 1998. Costs of approximately $35,784, $35,784 and $35,785 which were incurred by Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in connection with the organization of its shares have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that FBR, the Adviser or any transferee thereof redeems any of its original shares in any such Funds prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of such Funds are liquidated prior to the end of the sixty month period, FBR, the Adviser or any transferee thereof shall bear the unamortized deferred organization expenses. Costs incurred in connection with the Reorganization Plan were borne by the Adviser.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day that the exchange is open for trading. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets (of which there were none as of April 30, 2001) for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees (the "Board"). Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board (of which there are none at April 30, 2001), are valued at fair value in good faith by the Board. The Board will review the method of valuations on a current basis. Expenses and fees, including the advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares.

OPTIONS -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund's involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund's activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. The Funds did not engage in options transactions during the six months ended April 30, 2001.

SHORT SELLING -- When a Fund makes a short sale, an amount equal to the proceeds received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the short sale. Short sales represent obligations of a Fund to make future delivery of specific securities and, correspondingly, create an obligation to purchase the security at market prices prevailing at the later delivery date (or to deliver the security if already owned by the Fund). Upon the termination of a short sale, a Fund will recognize a gain, limited to the price at which the Fund sold the security short, if the market price is less than the proceeds originally received. A Fund will recognize a loss, unlimited in magnitude, if the market price at termination is greater than the proceeds originally received. As a result, short sales create the risk that a Fund's ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received or the liability recorded in the financial statements. The Funds did not engage in short selling during the six months ended April 30, 2001.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust's Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' record distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders of each of the Funds, except for the Realty Growth Fund which will be declared and paid quarterly to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment, and temporary differences do not require reclassification.

At October 31, 2000, the Realty Growth Fund reclassified $4,563 and $7,505 within the composition of net assets from undistributed net investment income to net realized loss on investment transactions and net unrealized appreciation/(depreciation) on investments, respectively. The Small Cap Value Fund reclassified $208,496 of net investment loss to capital stock.

U.S. FEDERAL TAX STATUS -- Each Fund intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Fund intends not to be subject to a U.S. federal excise tax.

At October 31, 2000, certain of the Funds had capital loss carryforwards available as a reduction to the extent provided in regulations of any future net capital gains realized before the end of fiscal year 2008. To the extent that the capital loss carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. The Funds had the following capital loss carryforwards at October 31, 2000:

                                                                        EXPIRES OCTOBER 31,
                                                               -------------------------------------
FUND                                                             2006         2007          2008
----                                                           ---------   -----------   -----------
Financial Services......................................             --            --    $3,423,171
Small Cap Financial Fund................................             --    $3,020,811     3,125,262
Realty Growth Fund......................................       $227,439       235,086       217,548

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

FBR Fund Advisers, Inc. serves as each Fund's investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee equal to an annual rate of each Fund's average daily net assets, computed daily and paid monthly as follows:

FUND
----
Financial Services Fund....................................      0.90%
Small Cap Financial Fund...................................      0.90
Small Cap Value Fund.......................................      0.90
Realty Growth Fund.........................................      1.00

The Adviser has contractually undertaken to limit each Fund's total operating expenses to the extent that such expenses exceed 1.95% of each Fund's average daily net assets. Prior to February 28, 2000, the Adviser had contractually undertaken to limit the Realty Growth Fund's total operating expenses to the extent that such expenses exceeded 2.00% of its average daily net assets. As necessary, these limitations were effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended April 30, 2001, advisory fees, waivers and reimbursements of expenses were as follows:

                                      GROSS         ADVISORY           NET
                                    ADVISORY           FEE          ADVISORY            EXPENSE
FUND                                  FEES           WAIVERS          FEES           REIMBURSEMENTS
----                                ---------       ---------       ---------       ----------------
Financial Services................  $151,091        $ (2,689)       $148,402                  --
Small Cap Financial Fund..........   379,200              --         379,200                  --
Small Cap Value Fund..............    40,852         (29,611)         11,241                  --
Realty Growth Fund................     7,046          (7,046)             --            $(51,378)

The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts which it may assume.

SUB-ADVISORY AGREEMENT -- SMALL CAP VALUE FUND -- On June 1, 2000, the Adviser retained Akre Capital Management, LLC ("ACM") to serve as investment sub-adviser to the Small Cap Value Fund. Under the terms of the Sub-Advisory Agreement, the Adviser, and not the Small Cap Value Fund, will pay ACM an annual fee equal to the greater of (i) 0.40% of the Small Cap Value Fund's average daily net assets (which shall be accrued daily and paid monthly), or (ii) $3,500 per month. There is no change in the advisory fee paid to the Adviser by the Small Cap Value Fund.

The Trust, on behalf of each Fund, has adopted an amended and restated Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund pays FBR Investment Services, Inc. (the "Distributor") a fee at an annual rate of 0.25% of each Fund's average daily net assets. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the six months ended April 30, 2001, the Financial Services Fund and Small Cap Financial Fund paid $3,585 and $7,373, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Funds to FBR, an affiliate of the Adviser and the Distributor.

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) on investments for each Fund were as follows:

                                                                                      NET
                                                     GROSS           GROSS       APPRECIATION/
FUND                                  COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              ------------   -------------   -------------   --------------
Financial Services..............  $32,494,195     $ 4,401,183     $  (762,908)    $ 3,638,275
Small Cap Financial Fund........   99,424,707      12,240,503      (1,052,459)     11,188,044
Small Cap Value Fund............    8,685,591       2,887,591        (271,848)      2,615,743
Realty Growth Fund..............      581,578         106,130         (12,150)         93,980

The Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund had cumulative wash sale losses for the year ended October 31, 2000 of $115,402, $19,780 and $44,284, respectively.

For the six months ended April 30, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

FUND                                                           PURCHASES            SALES
----                                                          ------------       ------------
Financial Services..........................................  $30,177,958        $22,726,632
Small Cap Financial Fund....................................   50,148,455          6,113,084
Small Cap Value Fund........................................      612,159            800,278
Realty Growth Fund..........................................    1,299,252          2,078,565

4. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at April 30, 2001.

5. MATERIAL TRUST AGREEMENTS

The Trust entered into new fund administration on custody agreements on August 11, 2000, with Rushmore Trust and Savings, FSB ("Rushmore"), under which Rushmore provides administrative services and custody services for the

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
Funds. Prior to August 11, 2000, administrative services were performed by Bear Stearns Financial Management, and accounting and custody services were performed by PFPC, Inc.

Pursuant to a transfer agency servicing agreement with the Funds dated November 1, 2000 Rushmore provides transfer agency services for the Funds. Prior to November 1, 2000, PFPC, Inc. provided transfer agency services for the Funds.

On October 20, 1999, Friedman, Billings, Ramsey Group, Inc., parent of the Adviser, reached a definitive agreement to acquire Rushmore and Money Management Associates, LP, a registered investment adviser (the "Transaction"). The Transaction was consumated on April 1, 2001.

6. LIQUIDATION

On March 14, 2001, the Board approved the termination and liquidation of the FBR Realty Growth Fund. The Plan of Dissolution, Liquidation and Termination (the "Plan") was ratified by the Board on June 20, 2001. The Plan calls for the dissoultion and liquidation of the FBR Realty Growth Fund as of June 30, 2001.

FBR FAMILY OF FUNDS

4922 Fairmont Avenue
Bethesda, MD 20814

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

Louis T. Donatelli    Trustee
F. David Fowler       Trustee
Michael A. Willner    Trustee
David H. Ellison      President
Winsor H. Aylesworth  Vice President and
                      Treasurer
W. Bart Sanders       Vice President
Edward J. Karpowicz   Vice President and
                      Controller
Stephenie E. Adams    Vice President and
                      Secretary

INVESTMENT ADVISER
    FBR Fund Advisers, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

DISTRIBUTOR
    FBR Investment Services, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington VA 22209

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
    Rushmore Trust and Savings, FSB
    4922 Fairmont Avenue
    Bethesda, MD 20814

INDEPENDENT PUBLIC ACCOUNTANTS
    Arthur Andersen LLP
    8000 Towers Cresent Drive
    Vienna, VA 22182

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies, fees and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

04/01SEMI